Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
On September 2, 2020, the Company effected a one-for-ten reverse split of its outstanding common stock (the “Reverse Split”), as previously authorized and approved at the annual meeting of stockholders on June 16, 2020. As a result of the Reverse Split, every ten shares of common stock were combined into one share of common stock. The Reverse Split affected the shares of Company’s common stock: (a) outstanding immediately prior to the effective time of the Reverse Split, (b) available for issuance under the Company’s equity incentive plans, (c) issuable upon the exercise of outstanding stock options and warrants and (d) issuable upon conversion of the outstanding non-voting Series E and Series F Convertible Preferred Stock. All share and per-share data in the Company’s consolidated financial statements and notes thereto have been restated to give retroactive effect to the Reverse Split for all periods presented.